Basis for preparation, consolidation and accounting policies - Useful lives or used for administrative purposes (Details)	12 Months Ended
Dec. 31, 2019
Vehicles [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Fixtures and fittings [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Computer Equipment [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Bottom of range [member] | Buildings
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	6 years
Bottom of range [member] | Buildings | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Bottom of range [member] | Buildings | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Bottom of range [member] | Machinery and equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Bottom of range [member] | Machinery and equipment | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Bottom of range [member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	2 years
Bottom of range [member] | Vehicles [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Bottom of range [member] | Vehicles [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Bottom of range [member] | Fixtures and fittings [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Bottom of range [member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	7 years
Bottom of range [member] | Computer Equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Bottom of range [member] | Land improvements [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	2 years
Bottom of range [member] | Other property, plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Bottom of range [member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Top of range [member] | Buildings
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	20 years
Top of range [member] | Buildings | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Top of range [member] | Buildings | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	35 years
Top of range [member] | Machinery and equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Top of range [member] | Machinery and equipment | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Top of range [member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	30 years
Top of range [member] | Vehicles [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Top of range [member] | Vehicles [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	7 years
Top of range [member] | Fixtures and fittings [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Top of range [member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Top of range [member] | Computer Equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Top of range [member] | Land improvements [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Top of range [member] | Other property, plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Top of range [member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	25 years